Document and Entity Information	May 27, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Allegion plc
Amendment Flag	false
Entity Central Index Key	0001579241
Document Type	8-K
Document Period End Date	May 27, 2022
Entity Incorporation State Country Code	L2
Entity Address, Country	IE
Entity File Number	001-35971
Entity Tax Identification Number	98-1108930
Entity Address, Address Line One	Block D
Entity Address, Address Line Two	Iveagh Court
Entity Address, Address Line Three	Harcourt Road
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 VH94
City Area Code	(353)(1)
Local Phone Number	2546200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, par value $0.01 per share
Trading Symbol	ALLE
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2029
Trading Symbol	ALLE 3 1⁄2
Security Exchange Name	NYSE